Significant accounting policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Plant And Equipment Useful Life	3 years
Driver IC CGU [Member]
IFRS Statement [Line Items]
Annual discount rate	8.05%	18.28%
WLO CGU [Member]
IFRS Statement [Line Items]
Annual discount rate	13.33%	15.41%
Growth rate used to extrapolate cash flow projections	2.46%	2.32%
Period for average Taiwan economic growth rate	5 years
Technology [Member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	7 years
Patent [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	12 years
Patent [Member] | Top of range [member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	15 years
Intellectual Properties [Member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	10 years
Himax semi conductor [Member]
IFRS Statement [Line Items]
Goodwill recognised as of acquisition date	$ 26,846
Himax Display Inc
IFRS Statement [Line Items]
Goodwill recognised as of acquisition date	$ 1,292
Buildings [Member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	25 years
Building and improvements [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	4 years
Building and improvements [Member] | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	16 years
Machinery [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	4 years
Machinery [Member] | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	10 years
Research and development equipment [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	2 years
Research and development equipment [Member] | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	6 years
Office furniture and equipment [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	3 years
Office furniture and equipment [Member] | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	8 years
Others [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	2 years
Others [Member] | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	10 years
Software [Member]
IFRS Statement [Line Items]
Annual discount rate	11.40%	13.23%
Growth rate used to extrapolate cash flow projections	2.46%	2.32%
Period for average Taiwan economic growth rate	5 years
Software [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	2 years
Useful Life Of Tangible Assets	2 years
Software [Member] | Top of range [member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	10 years
Useful Life Of Tangible Assets	10 years